May 01, 2019
PIONEER VCT PORTFOLIOS

SUPPLEMENT TO THE MAY 1, 2019 CLASS I AND CLASS II SHARES PROSPECTUS AND
SUMMARY PROSPECTUS, AS IN EFFECT AND AS MAY BE AMENDED FROM
TIME TO TIME

FUND
Pioneer Bond VCT Portfolio
Pioneer Equity Income VCT Portfolio
Pioneer Fund VCT Portfolio
Pioneer High Yield VCT Portfolio
Pioneer Mid Cap Value VCT Portfolio
Pioneer Real Estate Shares VCT Portfolio
Pioneer Select Mid Cap Growth VCT Portfolio
Pioneer Strategic Income VCT Portfolio

The following supplements the information under the heading "Principal Risks" in the section entitled "Portfolio summary":

RECENT EVENTS. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the portfolio's investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.